Cash and Cash Equivalents and Temporary Investments - Temporary investments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Cash and Cash Equivalents and Temporary Investments
Short-term investments	$ 47,649		$ 27,988
Other financial assets	5,942,500
Current maturities of non-current held-to-maturity securities	23,529		3,004
Total temporary investments	6,013,678		$ 30,992
Interest income from convertible debentures	$ 787,298	$ 395,462